Listing Transaction Costs	12 Months Ended
Dec. 31, 2019
Listing Transaction Costs [Abstract]
LISTING TRANSACTION COSTS

24.	LISTING TRANSACTION COSTS

Transaction costs incurred by the Group during 2019 mainly consist of professional fees (legal, accounting, etc.) and other miscellaneous cost that are directly related to the listing transaction.

Transaction costs amounting to USD 4,831,976 were charged to the consolidated statement of income for the year ended 31 December 2019.